Derivative Contracts	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Contracts
Derivative Contracts
The following table summarizes information on the location and amounts of derivative fair values on the consolidated balance sheet as at December 31, 2019 and 2018:

		As at December 31, 2019			As at December 31, 2018
Derivatives Not Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value		Notional Amount	Fair Value
		($ in millions)			($ in millions)
Foreign Exchange Contracts	Derivatives at Fair Value	$687.3	$8.1	(1)	$496.5	$14.6	(1)
Foreign Exchange Contracts	Liabilities under Derivative Contracts	$1,009.0	$(8.9)		$760.8	$(13.9)
Interest Rate Swaps	Liabilities under Derivative Contracts	$1,800.0	$(78.3)	(2)	$—	$—
 ______________

(1)	Net of $2.9 million of cash collateral (December 31, 2018 — $2.3 million).

(2)	Initial and variation margin of $111.1 million has been posted (December 31, 2018 — $Nil).

		As at December 31, 2019		As at December 31, 2018
Derivatives Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value
		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivatives at Fair Value	$85.5	$4.8	$—	$—
Foreign Exchange Contracts	Liabilities under Derivative Contracts	$—	$—	$94.3	$(1.2)

The following table provides the unrealized and realized gains/(losses) recorded in the statements of operations and other comprehensive income for derivatives that are not designated or designated as hedging instruments under ASC 815 — “Derivatives and Hedging” for the twelve months ended December 31, 2019 and 2018:

		Amount of (Loss)/Gain Recognized on Derivatives
		For the Twelve Months Ended
	Location of Gain/(Loss) Recognized on Derivatives	December 31, 2019	December 31, 2018
Derivatives not designated as hedges		($ in millions)
Foreign Exchange Contracts	Change in Fair Value of Derivatives	(14.0)	(31.8)
Interest Rate Swaps	Change in Fair Value of Derivatives	(130.2)	—

Derivatives designated as hedges
Foreign Exchange Contracts	General, administrative and corporate expenses	0.9	(1.2)
Foreign Exchange Contracts	Net change from current period hedged transactions	4.8	(2.1)

Foreign Exchange Contracts. The Company uses foreign exchange contracts to manage foreign currency risk associated with our operating expenses but also foreign exchange risk associated with net assets or liabilities in currencies other than the U.S. dollar. A foreign exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign exchange contracts will not eliminate fluctuations in the value of the Company’s assets and liabilities denominated in foreign currencies but rather allow it to establish a rate of exchange for a future point in time.
As at December 31, 2019, the Company held foreign exchange contracts that were not designated as hedging under ASC 815 with an aggregate nominal amount of $1,696.3 million (2018 — $1,257.3 million). The foreign exchange contracts are recorded as derivatives at fair value in the balance sheet with changes recorded as a change in fair value of derivatives in the statement of operations. For the twelve months ended December 31, 2019, the impact of foreign exchange contracts on net income was a loss of $14.0 million (December 31, 2018 — loss of $31.8 million).
As at December 31, 2019, the Company held foreign exchange contracts that were designated as hedging under ASC 815 with an aggregate nominal amount of $85.5 million (2018 — $94.3 million). The foreign exchange contracts are recorded as derivatives at fair value in the balance sheet with the effective portion recorded in other comprehensive income and the ineffective portion recorded as a change in fair value of derivatives in the statement of operations. The contracts are considered to be effective and therefore the movement in other comprehensive income representing the effective portion for the twelve months ended December 31, 2019 was a gain of $4.8 million (December 31, 2018 —loss of $2.1 million).
As the foreign exchange contracts settle, the realized gain or loss is reclassified from other comprehensive income into general, administration and corporate expenses of the statement of operations and other comprehensive income. For the twelve months ended December 31, 2019, the amount recognized within general, administration and corporate expenses for settled foreign exchange contracts was a realized gain of $0.9 million (December 31, 2018 — loss of $1.2 million).
Interest Rate Swaps. In the first quarter of 2019, the Company entered into fixed for floating interest rate swaps with a total notional amount of $3,318.0 million due to mature between January 18, 2021 and January 18, 2034. The total notional amount as at December 31, 2019 was $1,800.0 million. The interest rate swaps are used in the ordinary course of the Company’s investments activities to partially mitigate any negative impact of rises in interest rates on the market value of the Company’s fixed income portfolio. For the twelve months ended December 31, 2019, there was a loss of $130.2 million (December 31, 2018 — $Nil).
As at December 31, 2019, initial and variation margin with a fair value of $111.1 million was posted to a Futures Commission Merchant to support the current valuation of the interest rate swaps (December 31, 2018 — $Nil). As at December 31, 2019, no non-cash collateral was transferred to the Company by its counterparties (December 31, 2018 — $Nil). Transfers of margin are recorded on the consolidated balance sheet within Derivatives at Fair Value, while transfers in respect of non-cash collateral are disclosed but not recorded. As at December 31, 2019, no amount was recorded in the consolidated balance sheet for the pledged assets.